Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			March 31, 2019 Fair Value
	Investments in Securities – 112.30%
	Common Stock – 111.43%
	United States – 84.70%

	Aerospace / Defense – 5.42%
54,462	General Dynamics Corp.	(a)	$9,219,327
73,630	Northrop Grumman Corp.		19,850,648
49,313	Raytheon Co.		8,978,911
98,245	The Boeing Co.		37,472,608
46,526	TransDigm Group, Inc.*		21,122,339
			96,643,833
	Applications Software – 5.85%
393,530	Five9, Inc.*		20,790,190
64,747	HubSpot, Inc.*		10,761,599
439,892	Microsoft Corp.	(a)	51,880,862
90,059	RealPage, Inc.*		5,465,681
378,121	Smartsheet, Inc., Class A*		15,423,556
			104,321,888
	Building Products - Cement / Aggregate – 1.59%
54,081	Martin Marietta Materials, Inc.		10,880,016
147,870	Vulcan Materials Co.		17,507,808
			28,387,824
	Casino Hotels – 0.67%
196,519	Las Vegas Sands Corp.		11,979,798
	Coatings / Paint – 0.66%
27,120	The Sherwin-Williams Co.		11,680,855
	Commercial Services – 0.73%
64,681	Cintas Corp.		13,072,677
	Commercial Services - Finance – 3.07%
340,165	Avalara, Inc.*	(a)	18,977,805
208,885	Global Payments, Inc.	(a)	28,516,980
109,309	TransUnion		7,306,214
			54,800,999

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2019 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Computer Aided Design – 9.82%
236,946	Aspen Technology, Inc.*	(a)	$24,703,990
100,612	Autodesk, Inc.*	(a)	15,677,362
1,086,328	Cadence Design Systems, Inc.*	(a)	68,992,691
571,636	Synopsys, Inc.*	(a)	65,823,885
			175,197,928
	Computer Data Security – 1.04%
99,789	Qualys, Inc.*		8,256,542
203,381	Rapid7, Inc.*		10,293,113
			18,549,655
	Computer Software – 4.28%
461,664	Pivotal Software, Inc., Class A*		9,625,694
935,262	SS&C Technologies Holdings, Inc.		59,566,838
361,416	Zuora, Inc., Class A*		7,239,162
			76,431,694
	E-Commerce / Products – 4.05%
40,612	Amazon.com, Inc.*	(a)	72,319,819
	E-Commerce / Services – 0.57%
129,188	Lyft, Inc., Class A*		10,114,129
	Electronic Components - Semiconductors – 2.92%
250,192	Microchip Technology, Inc.		20,755,928
247,552	Xilinx, Inc.		31,387,118
			52,143,046
	Enterprise Software / Services – 2.68%
390,478	Coupa Software, Inc.*	(a)	35,525,688
164,730	Everbridge, Inc.*		12,356,397
			47,882,085

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2019 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Entertainment Software – 3.91%
643,284	Activision Blizzard, Inc.		$29,288,721
310,756	Electronic Arts, Inc.*	(a)	31,582,132
94,228	Take-Two Interactive Software, Inc.*		8,892,296
			69,763,149
	Finance - Credit Card – 4.62%
168,470	Mastercard, Inc. - Class A	(a)	39,666,261
273,705	Visa, Inc. - Class A	(a)	42,749,984
			82,416,245
	Finance - Other Services – 3.32%
73,982	CME Group, Inc.	(a)	12,175,958
618,304	Intercontinental Exchange Group, Inc.	(a)	47,077,666
			59,253,624
	Internet Application Software – 5.10%
243,284	Anaplan, Inc.*		9,575,658
409,486	Okta, Inc.*		33,876,777
558,509	Zendesk, Inc.*		47,473,265
			90,925,700
	Internet Content - Entertainment – 2.70%
289,312	Facebook, Inc. - Class A*	(a)	48,225,417
	Internet Security – 1.35%
145,467	Proofpoint, Inc.*		17,664,058
89,553	Zscaler, Inc.*		6,351,994
			24,016,052
	Internet Telephony – 2.21%
366,347	RingCentral, Inc., Class A	(a)	39,492,207
	Machinery – Electric Utility – 0.57%
203,534	BWX Technologies, Inc.		10,091,216
	Medical - Biomedical / Genetics – 2.66%
165,928	Acceleron Pharma, Inc.*		7,727,267
79,108	Alnylam Pharmaceuticals, Inc.*		7,392,643
24,727	Blueprint Medicines Corp.*		1,979,396

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2019 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Medical - Biomedical / Genetics – (continued)
129,283	Deciphera Pharmaceuticals, Inc.*		$3,000,658
384,155	Immunomedics, Inc.*		7,379,618
288,463	Ultragenyx Pharmaceutical, Inc.*		20,007,794
			47,487,376
	Medical - Drugs – 0.62%
396,665	Array BioPharma, Inc.*		9,670,693
35,489	Tricida, Inc.*		1,370,585
			11,041,278
	REITs - Diversified – 4.56%
192,345	American Tower Corp.		37,903,506
95,999	Equinix, Inc.		43,502,907
			81,406,413
	Retail - Discount – 0.38%
63,578	Dollar Tree, Inc.*		6,678,233
	Retail - Restaurants – 2.21%
34,504	Chipotle Mexican Grill, Inc.*		24,508,536
149,600	Yum! Brands, Inc.		14,931,576
			39,440,112
	Semiconductor Components - Integrated Circuits – 2.81%
476,623	Analog Devices, Inc.	(a)	50,174,103
	Semiconductor Equipment – 3.70%
296,902	Applied Materials, Inc.	(a)	11,775,133
137,480	KLA-Tencor Corp.	(a)	16,416,487
99,666	Lam Research Corp.	(a)	17,841,211

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2019 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Semiconductor Equipment – (continued)
502,885	Teradyne, Inc.	(a)	$20,034,938
			66,067,769
	Specified Purpose Acquisitions – 0.11%
141,983	Churchill Capital Corp., Class A*		1,908,252
	Therapeutics – 0.52%
136,076	Agios Pharmaceuticals, Inc.*		9,176,965
	Total United States (Cost $989,764,645)		$1,511,090,341

	Belgium – 0.23%

	Medical - Drugs – 0.23%
34,358	Galapagos NV – Sponsored ADR*		4,046,685
	Total Belgium (Cost $4,076,676)		$4,046,685

	Canada – 0.77%

	Retail - Restaurants – 0.77%
211,335	Restaurant Brands International, Inc.	(a)	13,760,022
	Total Canada (Cost $12,673,722)		$13,760,022

	China – 11.38%

	Applications Software – 1.02%
1,001,297	Tencent Music Entertainment Group – Sponsored ADR		18,123,476
	Building - Heavy Construction – 0.99%
76,526,000	China Tower Corp., Ltd., Class H*		17,742,398

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		March 31, 2019 Fair Value
	Common Stock – (continued)
	China – (continued)
	E-Commerce / Products – 3.81%
257,349	Alibaba Group Holding, Ltd. - Sponsored ADR*	$46,953,325
696,062	JD.com, Inc. – Sponsored ADR*	20,986,269
		67,939,594
	Entertainment Software – 2.30%
321,503	Bilibili, Inc. – Sponsored ADR*	6,092,482
522,962	Huya, Inc. – Sponosred ADR*	14,710,921
84,389	NetEase, Inc. - Sponsored ADR	20,375,724
		41,179,127
	Internet Application Software – 2.30%
891,000	Tencent Holdings, Ltd.	40,974,799
	Internet Content - Entertainment – 0.14%
29,079	YY, Inc. - Sponsored ADR*	2,442,927
	Schools – 0.82%
162,263	New Oriental Education & Technology Group, Inc. - Sponsored ADR*	14,618,274
	Total China (Cost $153,772,036)	$203,020,595

	France – 4.35%

	Aerospace / Defense - Equipment – 3.41%
459,840	Airbus SE	60,875,519
	Entertainment Software – 0.94%
187,444	UBISOFT Entertainment SA*	16,703,033
	Total France (Cost $60,063,399)	$77,578,552

	Germany – 1.57%

	Athletic Footwear – 1.57%
115,159	adidas AG	28,007,766
	Total Germany (Cost $23,618,019)	$28,007,766

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		March 31, 2019 Fair Value
	Common Stock – (continued)
	Hong Kong – 1.88%
	Energy – Alternate Sources – 1.88%
33,044,608	China Everbright International, Ltd.	$33,591,966
	Total Hong Kong (Cost $14,263,255)	$33,591,966

	Japan – 5.27%

	Audio / Video Products – 1.45%
614,100	Sony Corp.	25,772,288
	Chemicals - Specialty – 0.85%
180,300	Shin-Etsu Chemical Co., Ltd.	15,117,217
	Cosmetics & Toiletries – 0.14%
34,400	Shiseido Co., Ltd.	2,482,391
	Entertainment Software – 0.24%
99,900	Konami Corp.	4,336,976
	Finance - Other Services – 1.70%
1,702,178	Japan Exchange Group, Inc.	30,343,119
	Industrial Automation / Robotics – 0.56%
345,600	Nabtesco Corp.	10,070,050
	Metal Products - Distribution – 0.33%
238,553	MISUMI Group, Inc.	5,931,458
	Total Japan (Cost $76,787,967)	$94,053,499

	Singapore – 0.93%

	Entertainment Software – 0.93%
705,157	Sea, Ltd. - Sponsored ADR*	16,585,293
	Total Singapore (Cost $13,144,352)	$16,585,293

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		March 31, 2019 Fair Value
	Common Stock – (continued)
	United Kingdom – 0.35%
	E-Commerce / Products – 0.35%
236,072	Farfetch, Ltd., Class A*	$6,352,698
	Total United Kingdom (Cost $6,894,540)	$6,352,698
	Total Common Stock (Cost $1,355,058,611)	$1,988,087,417

Par
	Convertible Bonds – 0.87%
	United States – 0.87%
	Internet Security– 0.87%
13,873,000	Palo Alto Networks, Inc., 0.75%, due 07/01/2023	15,430,095
	Total United States (Cost $15,751,404)	$15,430,095
	Total Convertible Bonds (Cost $15,751,404)	$15,430,095

	Total Investments in Securities (Cost $1,370,810,015) – 112.30%	$2,003,517,512

	Total Purchased Options (Cost $125,068,130) – 7.19%	128,268,366

	Total Securities Sold, Not Yet Purchased (Proceeds $823,564,934) – (47.68%)	(850,708,850)

	Other Assets, in Excess of Liabilities – 28.19%**	503,042,056

	Members’ Capital – 100.00%	$1,784,119,084

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

(a)	Partially or wholly held in a segregated account with the Custodian, the assets are pledged as collateral for securities sold, not yet purchased.

*	Non-income producing security.

**	Includes $70,623,114 invested in a U.S. Dollar Cash Reserve Account at the Bank of New York Mellon, which is 3.95% of Members’ Capital, and foreign currency with a U.S. Dollar value of $11,459,650 held in BNY Mellon Custody Foreign Cash Account, which is 0.64% of Members’ Capital. $ 69,056,352 of those amounts is held as restricted cash and is in a segregated account with the Custodian, primarily as collateral for swap contracts.

At December 31, 2018, the aggregate cost for Federal income tax purposes of portfolio securities and securities sold, not yet purchased was $1,425,560,030 and $726,242,514, respectively.

For Federal income tax purposes, at December 31, 2018, accumulated net unrealized gain on portfolio securities and securities sold, not yet purchased was $314,819,054, consisting of $427,686,192 gross unrealized gain and $112,867,138 gross unrealized loss.

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		March 31, 2019 Fair Value
			Purchased Options – 7.19%
			Equity Options – 7.19%
			Equity Call Options – 6.30%
			United States – 3.49%
			Applications Software – 0.83%
$37,145,000	1,955	05/17/2019 $190	ServiceNow, Inc.	$11,104,400
23,508,000	1,959	10/18/2019 $120	Tableau Software Inc., Class A	3,677,043
				14,781,443
			Auto - Cars / Light Trucks – 0.02%
10,166,000	10,166	01/17/2020 $10	Ford Motor Co.	335,478
			Beverages - Non-Alcoholic – 0.11%
17,181,000	1,494	06/21/2019 $115	PepsiCo, Inc.	1,259,442
28,449,600	5,927	08/16/2019 $48	The Coca-Cola Co.	663,824
				1,923,266
			Commercial Services - Finance – 0.14%
13,045,500	2,007	06/21/2019 $65	Square, Inc., Class A	2,466,603
			Consumer Products - Miscellaneous – 0.03%
25,688,000	1,976	07/19/2019 $130	Kimberly-Clark Corp.	513,760
			Cosmetics & Toiletries – 0.60%
26,487,000	3,924	08/16/2019 $67.50	Colgate-Palmolive Co.	1,432,260
18,933,500	1,993	06/21/2019 $95	The Procter & Gamble Co.	1,855,483
75,088,000	7,904	07/19/2019 $95	The Procter & Gamble Co.	7,390,240
				10,677,983
			Diversified Manufacturing Operations – 0.01%
12,199,200	10,166	06/21/2019 $12	General Electric Co.	152,490
			Electronic Components - Semiconductors – 0.21%
14,850,000	990	09/20/2019 $150	NVIDIA Corp.	3,766,950
			Enterprise Software / Services – 0.57%
39,440,000	2,465	09/20/2019 $160	Workday, Inc., Class A	10,205,100
			Food - Miscellaneous / Diversified – 0.06%
14,790,000	2,958	10/18/2019 $50	General Mills, Inc.	1,079,670
21,073,500	4,014	04/18/2019 $52.50	The Kraft Heinz Co.	4,014
				1,083,684

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		March 31, 2019 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options – (continued)
			United States (continued)
			Internet Content - Entertainment – 0.18%
$10,769,000	1,958	10/18/2019 $55	Roku, Inc.	$3,281,608
			Medical - Biomedical / Genetics – 0.14%
7,111,800	3,951	08/16/2019 $18	Exelixis, Inc.	2,528,640
			REITs - Storage – 0.07%
21,126,000	1,006	06/21/2019 $210	Public Storage	1,187,080
			Retail - Building Products – 0.48%
34,597,500	3,954	04/18/2019 $87.50	Lowe’s Cos., Inc.	8,580,180
			Retail - Discount – 0.04%
19,494,750	2,363	07/19/2019 $82.50	Target Corp.	751,434
			Total United States (Cost $47,801,492)	$62,235,699
			Argentina – 2.32%
			E-Commerce / Services – 2.32%
84,595,000	2,417	09/20/2019 $350	MercadoLibre, Inc.	41,475,720
			Total Argentina (Cost $30,920,775)	$41,475,720
			Belgium – 0.25%
			Brewery – 0.25%
20,769,000	2,967	09/20/2019 $70	Anheuser-Busch InBev SA/NV - Sponsored ADR	4,450,500
			Total Belgium (Cost $4,014,466)	$4,450,500
			Canada – 0.02%
			Medical-Drugs - 0.02%
10,862,500	1,975	07/19/2019 $55	Canopy Growth Corp.	359,450
			Total Canada (Cost $1,222,133)	$359,450
			China – 0.22%
			E-Commerce / Products – 0.22%
20,155,200	7,752	06/21/2019 $26	JD.com, Inc. - Sponsored ADR	3,876,000
			Total China (Cost $3,612,733)	$3,876,000
			Total Equity Call Options (Cost $87,571,599)	$112,397,369
			Equity Put Options – 0.89%
			United States – 0.68%
			Computer Aided Design – 0.02%
23,952,000	1,996	07/19/2019 $120	Autodesk, Inc.	309,380

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (concluded)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		March 31, 2019 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Put Options – (continued)
			United States (continued)

			Growth & Income - Large Cap – 0.66%
$94,010,000	3,950	06/21/2019 $238	SPDR S&P 500 ETF Trust	$280,450
489,856,600	20,326	06/21/2019 $241	SPDR S&P 500 ETF Trust	1,585,428
111,390,000	4,740	09/20/2019 $235	SPDR S&P 500 ETF Trust	1,009,620
119,420,400	4,796	09/20/2019 $249	SPDR S&P 500 ETF Trust	1,640,232
247,473,600	9,592	09/20/2019 $258	SPDR S&P 500 ETF Trust	4,498,648
120,153,700	4,787	12/20/2019 $251	SPDR S&P 500 ETF Trust	2,666,359
				11,680,737
			Total United States (Cost $30,913,708)	$11,990,117

			China – 0.21%
			Web Portals / ISP – 0.21%
17,115,000	978	06/21/2019 $175	Baidu, Inc.	1,378,980
32,802,000	1,988	09/20/2019 $165	Baidu, Inc.	2,425,360
			Total China (Cost $4,874,617)	$3,804,340
			Total Equity Put Options (Cost $35,788,325)	$15,794,457
			Total Equity Options (Cost $123,359,924)	$128,191,826

			Currency Put Options – 0.00%
			United States – 0.00%
10,574,221	148,932,687	06/14/2019 $7.10	USD-CNH	76,540
			Total United States (Cost $1,708,206)	$76,540
			Total Currency Put Options (Cost $1,708,206)	$76,540
			Total Purchased Options (Cost $125,068,130)	$128,268,366

ADR	American Depository Receipt
CNH	Chinese RenminbiYuan
ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depository Receipt
USD	United States Dollar

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		March 31, 2019 Fair Value
	Securities Sold, Not Yet Purchased – 47.68%
	Common Stock – 47.68%
	United States – 35.60%

	Advertising Agencies – 1.01%
201,270	Omnicom Group, Inc.	$14,690,697
157,575	The Interpublic Group of Companies, Inc.	3,310,651
		18,001,348
	Apparel Manufacturers – 0.48%
481,585	Hanesbrands, Inc.	8,610,740
	Applications Software – 1.57%
60,461	ServiceNow, Inc.*	14,903,032
102,934	Tableau Software, Inc., Class A*	13,101,439
		28,004,471
	Auto - Cars / Light Trucks – 0.19%
379,006	Ford Motor Co.	3,327,673
	Beverages - Non-Alcoholic – 2.04%
101,429	PepsiCo, Inc.	12,430,124
510,576	The Coca-Cola Co.	23,925,591
		36,355,715
	Beverages - Wine / Spirits – 0.22%
74,181	Brown-Forman Corp., Class B	3,915,273
	Commercial Services - Finance – 0.98%
200,517	H&R Block, Inc.	4,800,377
169,167	Square, Inc., Class A*	12,673,992
		17,474,369
	Computers – 0.84%
79,319	Apple, Inc.	15,066,644
	Computer - Software – 0.38%
157,120	Teradata Corp.*	6,858,288
	Consumer Products - Miscellaneous – 0.87%
125,714	Kimberly-Clark Corp.	15,575,965
	Cosmetics & Toiletries – 4.55%
219,934	Colgate-Palmolive Co.	15,074,276

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2019 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Cosmetics & Toiletries (continued)
634,771	The Procter & Gamble Co.	$66,047,923
		81,122,199
	Diversified Manufacturing Operations – 0.62%
37,035	3M Co.	7,695,132
331,343	General Electric Co.	3,310,117
		11,005,249
	Electric - Integrated – 1.95%
186,056	Consolidated Edison, Inc.	15,779,410
147,486	Duke Energy Corp.	13,273,740
109,390	The Southern Co.	5,653,275
		34,706,425
	Electronic Components - Semiconductors – 3.71%
82,589	NVIDIA Corp.	14,829,681
483,640	Texas Instruments, Inc.	51,299,695
		66,129,376
	Enterprise Software / Services – 2.17%
200,460	Workday, Inc., Class A*	38,658,711
	Finance – Credit Card – 0.39%
372,956	The Western Union Co.	6,888,497
	Food - Confectionery– 0.19%
29,033	The Hershey Co.	3,333,859
	Food - Miscellaneous / Diversified – 1.09%
154,357	General Mills, Inc.	7,987,975
200,735	Kellogg Co.	11,518,174
		19,506,149
	Internet Content - Entertainment – 0.33%
92,030	Roku, Inc.	5,936,855
	Investment Management / Advisory Services – 0.89%
166,084	Franklin Resources, Inc.	5,504,024

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2019 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Investment Management / Advisory Services – (continued)
333,247	Invesco, Ltd.	$6,435,000
39,104	T Rowe Price Group, Inc.	3,915,092
		15,854,116
	Medical - Biomedical / Genetics – 0.87%
44,146	Amgen, Inc.	8,386,857
298,682	Exelixis, Inc.*	7,108,632
		15,495,489
	Medical - Drugs – 0.64%
81,640	AbbVie, Inc.	6,579,368
112,816	Pfizer, Inc.	4,791,295
		11,370,663
	Motorcycle / Motor Scooter – 0.27%
137,620	Harley-Davidson, Inc.	4,907,529
	Real Estate Management / Services – 0.24%
382,008	Realogy Holdings Corp.	4,354,891
	REITs - Apartments – 0.74%
65,806	Avalonbay Communities, Inc.	13,209,238
	REITs - Diversified – 0.54%
97,765	Duke Realty Corp.	2,989,654
98,135	Vornado Realty Trust	6,618,224
		9,607,878
	REITs - Health Care – 0.72%
299,712	HCP, Inc.	9,380,986
54,788	Ventas, Inc.	3,496,022
		12,877,008
	REITs - Office Property – 0.63%
44,218	Boston Properties, Inc.	5,919,906
60,225	SL Green Realty Corp.	5,415,432
		11,335,338

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2019 Fair Value
	Common Stock – (continued)
	United States – (continued)
	REITs - Regional Malls – 0.75%
73,325	Simon Property Group, Inc.	$13,360,548
	REITs - Shopping Centers – 0.95%
70,064	Federal Realty Investment Trust	9,658,322
108,377	Regency Centers Corp.	7,314,364
		16,972,686
	REITs - Storage – 1.59%
59,205	Extra Space Storage, Inc.	6,033,581
102,946	Public Storage	22,419,580
		28,453,161
	Retail - Apparel / Shoes – 0.18%
538,600	Ascena Retail Group, Inc.*	581,688
210,739	Chico’s FAS, Inc.	899,856
221,835	Tailored Brands, Inc.	1,739,186
		3,220,730
	Retail - Arts & Crafts – 0.18%
281,179	The Michaels Cos., Inc.*	3,211,064
	Retail - Bedding – 0.12%
121,794	Bed, Bath & Beyond, Inc.	2,069,280
	Retail - Discount – 1.02%
227,470	Target Corp.	18,256,742
	Retail - Major Department Stores – 0.45%
181,968	Nordstrom, Inc.	8,075,740
	Retail - Miscellaneous / Diversified – 0.20%
189,638	Sally Beauty Holdings, Inc.*	3,491,236
	Retail - Regional Department Stores – 0.70%
58,609	Dillard’s, Inc., Class A	4,221,020
120,906	Kohl’s Corp.	8,314,706
		12,535,726
	Retail - Restaurants – 0.34%
125,490	The Cheesecake Factory, Inc.	6,138,971
	Total United States (Proceeds $617,055,235)	$635,275,840

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2019 Fair Value
	Common Stock – (continued)
	Argentina – 1.89%
	E-Commerce / Services – 1.89%
66,539	MercadoLibre, Inc.*	$33,783,846
	Total Argentina (Proceeds $25,324,950)	$33,783,846

	Belgium – 0.97%

	Brewery – 0.97%
205,496	Anheuser-Busch Inbev NV – Sponsored ADR	17,255,499
	Total Belgium (Proceeds $14,920,269)	$17,255,499

	Brazil – 0.23%

	Finance - Credit Card – 0.23%
137,342	Pagseguro Digital, Ltd., Class A*	4,099,659
	Total Brazil (Proceeds $3,174,055)	$4,099,659

	Canada – 0.25%

	Medical - Drugs – 0.25%
102,703	Canopy Growth Corp.*	4,454,229
	Total Canada (Proceeds $5,016,494)	$4,454,229

	China – 0.77%

	E-Commerce / Products – 0.45%
320,483	Pinduoduo, Inc. – Sponsored ADR*	7,947,978
	Metal - Aluminum – 0.13%
4,170,000	China Zhongwang Holdings, Ltd.	2,273,588
	Semiconductor Components - Integrated Circuits – 0.19%
3,377,000	Semiconductor Manufacturing International Corp.	3,415,730
	Total China (Proceeds $13,938,000)	$13,637,296

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2019 Fair Value
	Common Stock – (continued)
	France – 0.48%
	Advertising Services – 0.48%
160,207	Publicis Groupe SA	$8,586,082
	Total France (Proceeds $9,824,048)	$8,586,082

	Germany – 0.55%

	Auto-Cars / Light Trucks – 0.55%
127,550	Bayerische Motoren Werke AG	9,846,351
	Total Germany (Proceeds $10,228,415)	$9,846,351

	Hong Kong – 1.56%

	Distribution / Wholesale – 0.04%
3,529,000	Li & Fung, Ltd.	633,874
	Electric - Integrated – 0.97%
357,500	CLP Holdings, Ltd.	4,144,283
1,916,000	Power Assets Holdings, Ltd.	13,290,010
		17,434,293
	Gas - Distribution – 0.55%
4,086,286	Hong Kong & China Gas Co., Ltd.	9,796,711
	Total Hong Kong (Proceeds $27,238,175)	$27,864,878

	Japan – 5.38%

	Advertising Services – 0.46%
193,900	Dentsu, Inc.	8,190,069
	Cellular Telecommunications – 0.20%
160,600	NTT Docomo, Inc.	3,557,178
	Cosmetics & Toiletries – 0.25%
24,400	Kose Corp.	4,481,830
	Electric - Integrated – 0.93%
584,600	Chubu Electric Power Co., Inc.	9,129,697
504,617	The Kansai Electric Power Co., Inc.	7,440,638
		16,570,335
	Industrial Automation - Robotics – 0.41%
19,600	SMC Corp.	7,354,382

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Shares		March 31, 2019 Fair Value
	Common Stock – (continued)
	Japan – (continued)
	Office Automation & Equipment – 1.07%
496,900	Canon, Inc.	$14,424,736
307,700	Seiko Epson Corp.	4,712,218
		19,136,954
	Photo Equipment & Supplies – 0.19%
234,900	Nikon Corp.	3,312,944
	Retail - Apparel / Shoes – 1.05%
39,950	Fast Retailing Co., Ltd.	18,780,137
	Semiconductor Equipment – 0.82%
100,452	Tokyo Electron, Ltd.	14,521,341
	Total Japan (Proceeds $96,845,053)	$95,905,170
	Total Common Stock (Proceeds $823,564,694)	$850,708,850
	Total Securities Sold, Not Yet Purchased (Proceeds $823,564,694)	$850,708,850

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date*		March 31, 2019 Unrealized Gain/(Loss) ***
	Swap Contracts - 2.20%
	Total Return Swap Contracts - Unrealized Gain - 2.87%
	United States – 1.54%
	Private Equity - 0.07%
$2,618,609	6/3/2019	Apollo Global Management LLC, Class A	$520,237
		Agreement with Morgan Stanley, dated 12/21/2018 to receive the total return of the shares of Apollo Global Management LLC., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%**.

1,704,172	6/3/2019	KKR & Co., Inc., Class A	670,980
		Agreement with Morgan Stanley, dated 01/09/2017 to receive the total return of the shares of KKR & Co., Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%**.

			1,191,217
	Web Portals / ISP - 1.47%
40,335,023	6/3/2019	Alphabet, Inc., Class A	26,257,566
		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Alphabet Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%**.

	Total United States		$27,448,783
	Australia - 0.22%
	Commercial Banks - Non-US - 0.21%
(21,552,794)	12/27/2019	Australia and New Zealand Banking Group, Ltd.	1,210,377
		Agreement with Morgan Stanley, dated 08/26/2015 to deliver the total return of the shares of Australia and New Zealand Banking Group, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(8,596,435)	12/27/2019	Bank of Queensland, Ltd.	935,738
		Agreement with Morgan Stanley, dated 06/20/2018 to deliver the total return of the shares of Bank of Queensland, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(21,651,822)	12/27/2019	Westpac Banking Corp.	1,584,545
		Agreement with Morgan Stanley, dated 08/14/2015 to deliver the total return of the shares of Westpac Banking Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

			3,730,660

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		March 31, 2019 Unrealized Gain/(Loss) ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Gain - (continued)
	Australia - (continued)
	Food - Retail - 0.01%
$(1,955,705)	12/27/2019	Coles Group, Ltd.	$164,925
		Agreement with Morgan Stanley, dated 11/21/2018 to deliver the total return of the shares of Coles Group, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$3,895,585
	Brazil – 0.02%
	Commercial Services / Finance - 0.02%
(2,521,937)	2/3/2021	Cielo SA	402,921
		Agreement with Morgan Stanley, dated 02/12/2019 to deliver the total return of the shares of Cielo SA in exchange for interest based on the Daily Fed Funds Effective Rate less 8.75%**.

	Total Brazil		$402,921
	Japan - 0.05%
	Electric Products - Miscellaneous - 0.05%
(7,899,852)	12/24/2019	Casio Computer Co., Ltd.	949,490
		Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Casio Computer Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Gas - Distribution - 0.00%
(8,481,021)	12/24/2019	Osaka Gas Co., Ltd.	62,545
		Agreement with Morgan Stanley, dated 01/24/2017 to deliver the total return of the shares of Osaka Gas Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$1,012,035
	South Korea – 0.45%
	Electronic Components - Semiconductors - 0.45%
12,962,255	12/29/2023	Samsung Electronics Co., Ltd	7,951,996
		Agreement with Morgan Stanley, dated 12/23/2009 to receive the total return of the shares of Samsung Electronics Co., Ltd in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%**.

	Total South Korea		$7,951,996

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		March 31, 2019 Unrealized Gain/(Loss) ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Gain - (continued)
	Spain – 0.39%
	Food - Retail - 0.05%
$(1,116,221)	1/4/2024	Distribuidora Internacional de Alimentacion SA	$863,466
		Agreement with Morgan Stanley, dated 09/29/2014 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for interest based on the Daily Fed Funds Effective Rate less 11.25%**.

	Satellite Telecommunications - 0.34%
9,694,543	1/4/2024	Cellnex Telecom SAU	6,005,510
		Agreement with Morgan Stanley, dated 05/06/2015 to receive the total return of the shares of Cellnex Telecom SAU in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Spain		$6,868,976
	Taiwan – 0.06%
	Computers - Peripheral Equipment - 0.06%
(6,772,922)	1/25/2024	Innolux Display Corp.	1,125,139
		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Display Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 1.50%**.

	Total Taiwan		$1,125,139
	United Kingdom – 0.14%
	Retail - Discount - 0.05%
5,015,966	12/14/2023	B&M European Value Retail SA	900,048
		Agreement with Morgan Stanley, dated 06/12/2014 to receive the total return of the shares of B&M European Value Retail SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.

	Retail - Major Department Store - 0.09%
(7,659,598)	12/14/2023	Marks & Spencer Group PLC - Sponsored ADR	1,684,442
		Agreement with Morgan Stanley, dated 02/16/2016 to deliver the total return of the shares of Marks & Spencer Group PLC - Sponsored ADR in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$2,584,490
	Total Return Swap Contracts - Unrealized Gain****		$51,289,925

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		March 31, 2019 Unrealized Gain/(Loss) ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (0.67%)
	United States – (0.11%)
	Private Equity - (0.11%)
$20,681,359	6/3/2019	The Carlyle Group, L.P.	$(2,011,179)
		Agreement with Morgan Stanley, dated 11/16/2017 to receive the total return of the shares of The Carlyle Group LP. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%**.

	Total United States		$(2,011,179)
	Australia - (0.25%)
	Food - Retail - (0.25%)
(17,080,164)	12/27/2019	Wesfarmers, Ltd.	(3,760,937)
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(6,998,520)	12/27/2019	Woolworths Group, Ltd.	(715,299)
		Agreement with Morgan Stanley, dated 12/24/2014 to deliver the total return of the shares of Woolworths Group, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$(4,476,236)
	Brazil - (0.02%)
	E-Commerce / Products - (0.01%)
1,038,092	2/3/2021	B2W Cia Digital	(194,262)
		Agreement with Morgan Stanley, dated 01/30/2019 to deliver the total return of the shares of B2W Cia Digital in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.00%**.

	Finance - Other Services - (0.01%)
4,213,042	2/3/2021	B3 SA - Brasil Bolsa Balcao	(164,976)
		Agreement with Morgan Stanley, dated 01/30/2019 to deliver the total return of the shares of B3 SA - Brasil Bolsa Balcao in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.94%**.

	Total Brazil		$(359,238)
	Japan - (0.17%)
	Electric - Integrated - (0.05%)
(4,783,015)	12/24/2019	Tokyo Electric Power Co. Holdings, Inc.	(924,036)
		Agreement with Morgan Stanley, dated 02/17/2016 to deliver the total return of the shares of Tokyo Electric Power Co. Holdings, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		March 31, 2019 Unrealized Gain/(Loss) ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (continued)
	Japan - (continued)
	Electric Products - Miscellaneous - (0.01%)
$(5,154,826)	12/24/2019	Brother Industries, Ltd.	$(192,290)
		Agreement with Morgan Stanley, dated 03/06/2012 to deliver the total return of the shares of Brother Industries, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.44%**.

	Office Automation & Equipment - (0.11%)
(10,728,638)	12/24/2019	Ricoh Co., Ltd.	(1,985,697)
		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$(3,102,023)
	South Korea – (0.01%)
	Electronic Components - Semiconductors - (0.01%)
(8,851,872)	12/29/2023	SK Hynix, Inc.	(141,882)
		Agreement with Morgan Stanley, dated 09/09/2010 to deliver the total return of the shares of SK Hynix, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.38%**.

	Total South Korea		$(141,882)
	Taiwan – (0.03%)
	Electronic Components - Miscellaneous - (0.02%)
(7,278,797)	1/25/2024	AU Optronics Corp.	(346,616)
		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 2.25%**.

	Semiconductor Components - Integrated Circuits - (0.01%)
(3,555,423)	1/25/2024	United Microelectronics Corp.	(154,081)
		Agreement with Morgan Stanley, dated 08/08/2013 to deliver the total return of the shares of United Microelectronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.75%**.

	Total Taiwan		$(500,697)

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (concluded)

Notional Amount	Maturity Date*		March 31, 2019 Unrealized Gain/(Loss) ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (continued)
	United Kingdom – (0.08%)
	Retail - Apparel / Shoes - (0.08%)
$(9,328,139)	12/14/2023	Next PLC	$(1,493,259)
		Agreement with Morgan Stanley, dated 03/24/2016 to deliver the total return of the shares of Next PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$(1,493,259)
	Total Return Swap Contracts - Unrealized Loss*****		$(12,084,514)
	Total Swap Contracts, net		$39,205,411

*	Per the terms of the executted swap agreement, no periodic payments were made. A single payment is made upon the maturity of each swap contract.
**	Financing rate is variable. Rate indicated is as of March 31, 2019.
***	The fair value of the Total Return Swap Contracts is the same as the unrealized gain/(loss). For this reason, fair value has not been separately shown. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts.
****	Includes all Total Return Swap Contracts in a gain position. The unrealized gain on these contracts are included as part of unrealized gain on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.
*****	Includes all Total Return Swap Contracts in a loss position. The unrealized loss on these contracts are included as part of unrealized loss on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.

The following is a summary of the inputs used, as of March 31, 2019, in valuing the Company’s investments at fair value

Assets:		Liabilities:
Valuation Inputs		Valuation Inputs
Level 1 - Quoted Prices		Level 1 - Quoted Prices
Investments in Securities		Securities Sold, Not Yet Purchased
Common Stock	$1,988,087,417	Common Stock	$850,708,850
Equity Options	128,191,826	Equity Options	-

Level 2 - Other Significant		Level 2 - Other Significant
Observable Inputs		Observable Inputs
Convertible Bonds	15,430,095		-
Total Return Swaps	51,289,925	Total Return Swaps	12,084,514
Currency Options	76,540	Currency Options	-

Level 3 - Other Significant		Level 3 - Other Significant
Unobservable Inputs	-	Unobservable Inputs	-

Total	$2,183,075,803	Total	$862,793,364
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